Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.9%)
	Linde plc	69,514	24,584
	Air Products and Chemicals Inc.	31,167	8,388
	Freeport-McMoRan Inc.	200,247	6,876
	Ecolab Inc.	34,754	5,736
	Dow Inc.	98,974	4,828
	Nucor Corp.	36,021	4,757
	Newmont Corp.	111,701	4,529
	Fastenal Co.	80,855	4,354
	Albemarle Corp.	16,481	3,190
	LyondellBasell Industries NV Class A	36,062	3,085
	International Flavors & Fragrances Inc.	35,827	2,769
	Steel Dynamics Inc.	23,263	2,138
	Reliance Steel & Aluminum Co.	8,221	1,929
	Avery Dennison Corp.	11,500	1,853
	FMC Corp.	17,709	1,843
	CF Industries Holdings Inc.	27,502	1,692
	Celanese Corp. Class A	15,364	1,598
	Mosaic Co.	48,085	1,537
	International Paper Co.	49,507	1,458
	Eastman Chemical Co.	16,652	1,284
	Royal Gold Inc.	9,120	1,129
*	Cleveland-Cliffs Inc.	72,577	1,007
	Valvoline Inc.	24,020	925
*	Univar Solutions Inc.	22,894	816
	Southern Copper Corp.	12,163	812
	Olin Corp.	17,099	809
	Hexcel Corp.	11,687	806
	Alcoa Corp.	25,053	795
	US Steel Corp.	31,310	655
	Timken Co.	8,590	615
	Huntsman Corp.	25,746	611
	Ashland Inc.	7,065	600
	Element Solutions Inc.	31,238	560
	Chemours Co.	20,473	542
	Westlake Corp.	4,355	453
	SSR Mining Inc. (XTSE)	28,050	414
	Scotts Miracle-Gro Co.	5,769	365
	NewMarket Corp.	800	312
*	MP Materials Corp.	12,981	269
	SSR Mining Inc.	52	1
			100,924

		Shares	Market Value ($000)
Consumer Discretionary (14.1%)
*	Amazon.com Inc.	1,250,094	150,736
*	Tesla Inc.	363,495	74,128
	Home Depot Inc.	143,358	40,635
	Costco Wholesale Corp.	62,261	31,850
	McDonald's Corp.	103,992	29,649
	Walmart Inc.	200,012	29,376
*	Netflix Inc.	61,547	24,325
*	Walt Disney Co.	256,114	22,528
	NIKE Inc. Class B	169,187	17,809
	Lowe's Cos. Inc.	85,094	17,115
	Starbucks Corp.	161,166	15,736
*	Booking Holdings Inc.	5,458	13,693
	TJX Cos. Inc.	163,397	12,547
*	Uber Technologies Inc.	269,811	10,234
*	Activision Blizzard Inc.	109,144	8,753
	Target Corp.	65,256	8,544
*	Chipotle Mexican Grill Inc. Class A	3,846	7,986
*	O'Reilly Automotive Inc.	8,733	7,889
	Ford Motor Co.	553,684	6,644
	Dollar General Corp.	31,672	6,369
	General Motors Co.	195,422	6,334
*	AutoZone Inc.	2,633	6,285
	Marriott International Inc. Class A	37,378	6,272
	Estee Lauder Cos. Inc. Class A	32,343	5,952
*	Airbnb Inc. Class A	52,682	5,783
*	Copart Inc.	59,923	5,249
*	Lululemon Athletica Inc.	15,687	5,207
	Yum! Brands Inc.	39,601	5,096
	Hilton Worldwide Holdings Inc.	37,015	5,038
	Ross Stores Inc.	47,897	4,963
	Electronic Arts Inc.	38,273	4,899
	DR Horton Inc.	43,928	4,693
*	Trade Desk Inc. Class A	61,836	4,333
*	Dollar Tree Inc.	29,440	3,971
	Lennar Corp. Class A	35,154	3,766
*	Warner Bros Discovery Inc.	331,482	3,739
*	Aptiv plc	38,018	3,349
*	Delta Air Lines Inc.	90,353	3,283
	eBay Inc.	76,640	3,260
	Tractor Supply Co.	15,474	3,243
*	Take-Two Interactive Software Inc.	23,310	3,210
*	Spotify Technology SA	19,755	2,942
*	Ulta Beauty Inc.	7,100	2,910
	Genuine Parts Co.	19,528	2,908
	Darden Restaurants Inc.	17,278	2,739
*	Roblox Corp. Class A	63,003	2,637
*	Las Vegas Sands Corp.	46,557	2,567
*	Royal Caribbean Cruises Ltd.	30,817	2,495
	Southwest Airlines Co.	83,446	2,493
	Omnicom Group Inc.	28,231	2,490
*	NVR Inc.	405	2,249
	Garmin Ltd.	21,788	2,247
*	United Airlines Holdings Inc.	45,661	2,167
	PulteGroup Inc.	32,135	2,123
	Interpublic Group of Cos. Inc.	54,846	2,040
	Best Buy Co. Inc.	27,696	2,013
*	Expedia Group Inc.	20,778	1,989

		Shares	Market Value ($000)
*	Liberty Media Corp.-Liberty Formula One Class C	28,184	1,984
	LKQ Corp.	35,308	1,862
*	Live Nation Entertainment Inc.	21,965	1,756
	MGM Resorts International	44,621	1,753
*	Deckers Outdoor Corp.	3,678	1,747
	Pool Corp.	5,368	1,698
*	CarMax Inc.	22,446	1,621
*	Carnival Corp.	136,555	1,534
	BorgWarner Inc. (XNYS)	32,896	1,458
	Wynn Resorts Ltd.	14,539	1,435
*	Etsy Inc.	17,623	1,428
	Domino's Pizza Inc.	4,914	1,424
*	Burlington Stores Inc.	9,156	1,378
	Churchill Downs Inc.	10,090	1,370
	Vail Resorts Inc.	5,611	1,365
	Service Corp. International	21,202	1,349
*	American Airlines Group Inc.	90,067	1,331
	Tapestry Inc.	33,071	1,323
*	Five Below Inc.	7,614	1,314
*	Floor & Decor Holdings Inc. Class A	14,394	1,314
	Aramark	33,127	1,308
	Fox Corp. Class A	40,624	1,267
	Rollins Inc.	32,218	1,267
[1]	Paramount Global Inc. Class B	80,548	1,225
*	Caesars Entertainment Inc.	28,610	1,173
*	BJ's Wholesale Club Holdings Inc.	18,666	1,169
*	DraftKings Inc. Class A	49,952	1,166
	Bath & Body Works Inc.	31,897	1,124
	Hasbro Inc.	18,324	1,088
*	Rivian Automotive Inc. Class A	72,389	1,066
	Williams-Sonoma Inc.	9,252	1,050
	Toll Brothers Inc.	15,346	1,039
	News Corp. Class A	55,861	1,023
	Lear Corp.	8,291	1,017
	Whirlpool Corp.	7,455	964
*	Skechers USA Inc. Class A	18,653	958
	Dick's Sporting Goods Inc.	7,371	940
*,1	GameStop Corp. Class A	37,426	900
	Lithia Motors Inc. Class A	3,778	881
*	Norwegian Cruise Line Holdings Ltd.	58,324	866
	Gentex Corp.	32,728	859
*	SiteOne Landscape Supply Inc.	6,220	858
*	Mattel Inc.	49,014	853
	Polaris Inc.	7,885	849
	Wyndham Hotels & Resorts Inc.	12,388	845
	VF Corp.	48,783	840
	Tempur Sealy International Inc.	23,490	837
	New York Times Co. Class A	22,936	812
	Nexstar Media Group Inc. Class A	5,174	781
*	Alaska Air Group Inc.	17,239	775
	PVH Corp.	8,855	762
*	Planet Fitness Inc. Class A	11,765	752
	Hyatt Hotels Corp. Class A	6,728	723
	Boyd Gaming Corp.	10,994	701
*	Bright Horizons Family Solutions Inc.	8,008	685
	H&R Block Inc.	21,504	642
*,1	Lucid Group Inc.	82,318	639
	Marriott Vacations Worldwide Corp.	5,152	635

		Shares	Market Value ($000)
*	RH	2,586	634
	World Wrestling Entertainment Inc. Class A	6,180	626
	Ralph Lauren Corp. Class A	5,851	622
*	AutoNation Inc.	4,710	617
*	Liberty Media Corp.- Liberty SiriusXM Class C	21,698	607
*	Avis Budget Group Inc.	3,604	605
	Advance Auto Parts Inc.	8,272	603
*	Capri Holdings Ltd.	16,997	597
	Fox Corp. Class B	20,222	591
	Harley-Davidson Inc.	18,664	581
	Thor Industries Inc.	7,329	574
	Leggett & Platt Inc.	18,568	566
*	Penn Entertainment Inc.	22,023	551
*	Coty Inc. Class A	49,754	539
[1]	U-Haul Holding Co.	11,331	524
	Wendy's Co.	23,438	516
	RB Global Inc.	9,775	509
	Macy's Inc.	37,414	508
	Choice Hotels International Inc.	4,459	506
	Penske Automotive Group Inc.	3,615	500
*	Ollie's Bargain Outlet Holdings Inc.	8,597	474
	Madison Square Garden Sports Corp.	2,636	466
*	Wayfair Inc. Class A	11,308	456
*	YETI Holdings Inc.	12,222	447
*	Grand Canyon Education Inc.	4,258	446
	Newell Brands Inc.	52,660	438
	Travel & Leisure Co.	11,483	419
[1]	Copa Holdings SA Class A	3,871	407
*	Lyft Inc. Class A	44,946	405
*	Hertz Global Holdings Inc.	25,017	392
	Columbia Sportswear Co.	5,231	386
[1]	Sirius XM Holdings Inc.	97,805	348
	Carter's Inc.	5,431	338
*	JetBlue Airways Corp.	47,055	321
*,1	AMC Entertainment Holdings Inc. Class A	70,251	316
*	Peloton Interactive Inc. Class A	43,071	314
*	Liberty Media Corp.- Liberty SiriusXM Class A	10,324	289
	Kohl's Corp.	15,552	285
*	Six Flags Entertainment Corp.	10,921	279
	News Corp. Class B	14,804	274
[1]	Nordstrom Inc.	16,240	248
*	Under Armour Inc. Class A	33,547	242
*	Leslie's Inc.	24,946	236
*,1	QuantumScape Corp. Class A	35,816	232
*	TripAdvisor Inc.	14,629	228
*	Victoria's Secret & Co.	11,153	228
	Gap Inc.	27,753	223
	Lennar Corp. Class B	2,215	209
*	Driven Brands Holdings Inc.	8,312	206
	Hanesbrands Inc.	47,650	196
*	Carvana Co. Class A	14,992	194
*	Liberty Media Corp.- Liberty Formula One Class A	2,737	173
*	Under Armour Inc. Class C	19,292	127
*	Playtika Holding Corp.	12,289	123
*	Mister Car Wash Inc.	11,845	98
*	Petco Health & Wellness Co. Inc. Class A	11,556	88
	U-Haul Holding Co. (XNYS)	1,252	66

		Shares	Market Value ($000)
[1]	Paramount Global Class A	2,317	41
			761,297
Consumer Staples (5.4%)
	Procter & Gamble Co.	332,102	47,325
	PepsiCo Inc.	194,572	35,480
	Coca-Cola Co.	549,372	32,776
	Philip Morris International Inc.	218,120	19,633
	Mondelez International Inc. Class A	191,659	14,070
	CVS Health Corp.	180,679	12,292
	Altria Group Inc.	251,947	11,191
	Colgate-Palmolive Co.	116,194	8,642
	McKesson Corp.	19,246	7,522
	General Mills Inc.	82,860	6,973
	Kimberly-Clark Corp.	47,339	6,357
*	Monster Beverage Corp.	103,196	6,049
	Archer-Daniels-Midland Co.	76,972	5,438
	Corteva Inc.	100,741	5,389
	Hershey Co.	20,495	5,323
	Constellation Brands Inc. Class A	21,229	5,158
	Sysco Corp.	71,392	4,994
	Kroger Co.	92,079	4,174
	AmerisourceBergen Corp.	22,837	3,886
	Keurig Dr Pepper Inc.	120,519	3,751
	Kraft Heinz Co.	98,064	3,748
	Church & Dwight Co. Inc.	34,192	3,161
	Walgreens Boots Alliance Inc.	100,803	3,061
	McCormick & Co. Inc.	35,268	3,023
	Clorox Co.	17,377	2,749
	Kellogg Co.	35,932	2,399
	Conagra Brands Inc.	66,247	2,310
	Lamb Weston Holdings Inc.	20,389	2,267
	J M Smucker Co.	14,562	2,135
	Tyson Foods Inc. Class A	39,276	1,989
	Bunge Ltd.	19,533	1,810
	Brown-Forman Corp. Class B	25,763	1,591
	Hormel Foods Corp.	40,512	1,550
	Molson Coors Beverage Co. Class B	24,449	1,512
*	Darling Ingredients Inc.	22,312	1,414
	Campbell Soup Co.	27,033	1,366
*	US Foods Holding Corp.	30,166	1,200
*	Performance Food Group Co.	21,203	1,172
	Casey's General Stores Inc.	5,173	1,167
	Ingredion Inc.	9,129	955
	Albertsons Cos. Inc. Class A	32,852	669
	Flowers Foods Inc.	26,115	652
*	Post Holdings Inc.	7,625	648
*	Boston Beer Co. Inc. Class A	1,315	444
	Brown-Forman Corp. Class A	6,503	409
	Spectrum Brands Holdings Inc.	5,463	394
*	Freshpet Inc.	6,319	378
*	Grocery Outlet Holding Corp.	12,623	362
	Reynolds Consumer Products Inc.	7,643	210
*	Pilgrim's Pride Corp.	6,626	147
	Seaboard Corp.	36	137
*	Olaplex Holdings Inc.	17,791	56
			291,508

		Shares	Market Value ($000)
Energy (4.3%)
	Exxon Mobil Corp.	579,700	59,234
	Chevron Corp.	272,042	40,975
	ConocoPhillips	172,146	17,094
	EOG Resources Inc.	82,182	8,817
	Schlumberger NV	198,609	8,506
	Marathon Petroleum Corp.	63,822	6,696
	Pioneer Natural Resources Co.	33,374	6,656
	Occidental Petroleum Corp.	111,530	6,431
	Phillips 66	65,619	6,011
	Valero Energy Corp.	54,112	5,792
	Hess Corp.	39,689	5,027
	Williams Cos. Inc.	171,361	4,911
	Cheniere Energy Inc.	34,970	4,888
	Kinder Morgan Inc.	279,251	4,499
	Devon Energy Corp.	90,570	4,175
	Halliburton Co.	126,811	3,633
	Baker Hughes Co. Class A	132,397	3,608
	ONEOK Inc.	62,477	3,540
	Diamondback Energy Inc.	25,211	3,206
*	Enphase Energy Inc.	18,392	3,198
*	First Solar Inc.	14,998	3,044
	Coterra Energy Inc.	110,468	2,568
	Targa Resources Corp.	32,050	2,181
	Marathon Oil Corp.	88,675	1,965
	EQT Corp.	52,191	1,815
	APA Corp.	45,448	1,444
	Chesapeake Energy Corp.	16,822	1,266
	Ovintiv Inc. (XNYS)	34,339	1,136
	Texas Pacific Land Corp.	802	1,046
	Range Resources Corp.	33,055	905
	PDC Energy Inc.	12,289	843
*	Antero Resources Corp.	40,315	823
	HF Sinclair Corp.	18,818	780
	NOV Inc.	54,545	767
*	Southwestern Energy Co.	155,217	740
	DTE Midstream LLC	13,496	613
*,1	Plug Power Inc.	72,363	602
	Antero Midstream Corp.	46,431	474
*,1	ChargePoint Holdings Inc.	37,182	360
	New Fortress Energy Inc.	7,468	196
	Vitesse Energy Inc.	3,331	77
	Enviva Inc.	4,408	39
			230,581
Financials (10.0%)
*	Berkshire Hathaway Inc. Class B	253,742	81,472
	JPMorgan Chase & Co.	410,257	55,676
	Bank of America Corp.	987,365	27,439
	Wells Fargo & Co.	538,942	21,455
	S&P Global Inc.	45,230	16,619
	Goldman Sachs Group Inc.	46,116	14,937
	Morgan Stanley	173,342	14,172
	BlackRock Inc.	20,844	13,706
	Marsh & McLennan Cos. Inc.	69,700	12,071
	Citigroup Inc.	272,060	12,058
	Charles Schwab Corp.	213,706	11,260
	Chubb Ltd.	58,480	10,866
	Progressive Corp.	82,140	10,507

		Shares	Market Value ($000)
	CME Group Inc.	50,473	9,022
	Aon plc Class A (XNYS)	28,831	8,888
	Blackstone Inc.	99,623	8,532
	Intercontinental Exchange Inc.	77,720	8,234
	Moody's Corp.	22,436	7,110
	PNC Financial Services Group Inc.	56,643	6,561
	Arthur J Gallagher & Co.	29,209	5,851
	US Bancorp	193,892	5,797
	Truist Financial Corp.	187,369	5,709
	Travelers Cos. Inc.	32,912	5,570
	American International Group Inc.	104,454	5,518
	Aflac Inc.	85,567	5,494
	MSCI Inc. Class A	10,932	5,144
	MetLife Inc.	92,706	4,594
	Apollo Global Management Inc.	67,752	4,529
	Ameriprise Financial Inc.	14,810	4,420
	Bank of New York Mellon Corp.	103,245	4,150
	KKR & Co. Inc.	80,447	4,142
	Prudential Financial Inc.	51,858	4,081
	Allstate Corp.	37,071	4,020
	Discover Financial Services	37,567	3,860
*	Arch Capital Group Ltd.	49,779	3,470
	State Street Corp.	49,142	3,343
	T Rowe Price Group Inc.	31,028	3,325
	Willis Towers Watson plc	15,177	3,322
	Hartford Financial Services Group Inc.	44,744	3,066
	M&T Bank Corp.	24,212	2,885
	Nasdaq Inc.	48,378	2,678
	Raymond James Financial Inc.	27,397	2,475
*	Markel Group Inc.	1,838	2,417
	Broadridge Financial Solutions Inc.	16,462	2,415
	Fifth Third Bancorp	95,864	2,327
	Regions Financial Corp.	131,558	2,272
	Principal Financial Group Inc.	34,124	2,234
	LPL Financial Holdings Inc.	11,229	2,187
	Cincinnati Financial Corp.	21,580	2,083
	Huntington Bancshares Inc.	202,068	2,083
	Northern Trust Corp.	28,952	2,082
	FactSet Research Systems Inc.	5,363	2,064
	Brown & Brown Inc.	33,083	2,062
	Everest Re Group Ltd.	5,978	2,033
	Cboe Global Markets Inc.	14,785	1,958
	First Citizens BancShares Inc. Class A	1,525	1,902
	Ares Management Corp. Class A	21,587	1,880
	Citizens Financial Group Inc.	68,799	1,774
	W R Berkley Corp.	29,099	1,620
	Loews Corp.	27,282	1,528
	MarketAxess Holdings Inc.	5,189	1,414
*	Coinbase Global Inc. Class A	22,506	1,400
	Reinsurance Group of America Inc.	9,330	1,306
	RenaissanceRe Holdings Ltd.	6,920	1,304
	Globe Life Inc.	12,476	1,287
	Equitable Holdings Inc.	52,242	1,282
	Fidelity National Financial Inc.	36,799	1,256
	Annaly Capital Management Inc.	65,353	1,234
	KeyCorp	131,716	1,230
	Unum Group	27,961	1,215
	Ally Financial Inc.	42,124	1,123

		Shares	Market Value ($000)
	American Financial Group Inc.	9,383	1,053
	New York Community Bancorp Inc.	99,722	1,025
	Tradeweb Markets Inc. Class A	15,009	1,005
	Interactive Brokers Group Inc. Class A	12,951	1,000
	Old Republic International Corp.	39,570	969
	East West Bancorp Inc.	20,167	965
	Franklin Resources Inc.	39,811	956
	Primerica Inc.	5,181	943
	Voya Financial Inc.	13,578	921
	Assurant Inc.	7,410	889
	Webster Financial Corp.	24,357	866
	Jefferies Financial Group Inc.	28,402	854
	Cullen/Frost Bankers Inc.	8,343	836
	SEI Investments Co.	14,342	812
	Stifel Financial Corp.	14,412	801
*,1	SoFi Technologies Inc.	115,034	798
	Carlyle Group Inc.	28,875	792
	First Horizon Corp.	75,177	775
	First American Financial Corp.	14,079	773
	Commerce Bancshares Inc.	15,993	767
	AGNC Investment Corp.	81,954	753
	Invesco Ltd.	52,143	750
	Erie Indemnity Co. Class A	3,493	748
	Affiliated Managers Group Inc.	5,296	737
*	Robinhood Markets Inc. Class A	81,503	727
[1]	Starwood Property Trust Inc.	40,752	715
	Morningstar Inc.	3,465	709
	Prosperity Bancshares Inc.	12,228	699
	Comerica Inc.	18,233	658
	MGIC Investment Corp.	41,563	628
	Blue Owl Capital Inc. Class A	60,495	620
	OneMain Holdings Inc.	16,141	611
	Columbia Banking System Inc.	29,126	583
	Axis Capital Holdings Ltd.	11,220	582
	Zions Bancorp NA	20,784	567
	FNB Corp.	51,201	563
	Popular Inc.	9,775	559
	Hanover Insurance Group Inc.	4,937	550
	Evercore Inc. Class A	5,080	548
	Synovus Financial Corp.	20,116	545
	Bank OZK	15,619	540
	Wintrust Financial Corp.	8,354	531
	SLM Corp.	34,695	529
*	Ryan Specialty Holdings Inc.	12,754	520
	Pinnacle Financial Partners Inc.	10,448	508
	Western Alliance Bancorp	14,749	500
	Lincoln National Corp.	23,683	495
	Janus Henderson Group plc	18,753	493
	Rithm Capital Corp.	59,659	486
	White Mountains Insurance Group Ltd.	356	482
	Assured Guaranty Ltd.	8,285	429
*	Credit Acceptance Corp.	950	423
*	Brighthouse Financial Inc.	9,440	380
	Kemper Corp.	8,781	380
	Lazard Ltd. Class A	11,819	339
	BOK Financial Corp.	4,091	333
	First Hawaiian Inc.	17,823	294
*,1	Upstart Holdings Inc.	9,507	259

		Shares	Market Value ($000)
	Virtu Financial Inc. Class A	13,034	229
	Bank of Hawaii Corp.	5,408	212
	Corebridge Financial Inc.	11,103	185
	CNA Financial Corp.	3,815	141
*,1	Rocket Cos. Inc. Class A	16,852	135
	PacWest Bancorp	17,268	111
	TFS Financial Corp.	6,963	79
	UWM Holdings Corp.	11,364	58
	F&G Annuities & Life Inc.	2,512	52
			538,775
Health Care (12.9%)
	UnitedHealth Group Inc.	131,590	64,116
	Johnson & Johnson	370,191	57,402
	Eli Lilly & Co.	118,524	50,901
	Merck & Co. Inc.	355,895	39,294
	AbbVie Inc.	248,569	34,293
	Pfizer Inc.	794,785	30,218
	Thermo Fisher Scientific Inc.	55,036	27,984
	Abbott Laboratories	241,246	24,607
	Danaher Corp.	91,036	20,904
	Bristol-Myers Squibb Co.	299,474	19,298
	Amgen Inc.	75,097	16,570
	Medtronic plc	187,975	15,557
*	Intuitive Surgical Inc.	49,550	15,253
	Elevance Health Inc.	33,917	15,189
	Stryker Corp.	49,435	13,623
	Gilead Sciences Inc.	176,519	13,581
*	Vertex Pharmaceuticals Inc.	35,950	11,632
	Zoetis Inc.	66,162	10,785
*	Regeneron Pharmaceuticals Inc.	14,566	10,714
*	Boston Scientific Corp.	200,862	10,340
	Cigna Group	41,226	10,200
	Becton Dickinson & Co.	39,959	9,660
	Humana Inc.	17,763	8,915
	HCA Healthcare Inc.	30,412	8,035
*	Edwards Lifesciences Corp.	86,914	7,321
*	DexCom Inc.	54,103	6,344
*	Biogen Inc.	20,113	5,962
*	Moderna Inc.	46,665	5,960
*	IDEXX Laboratories Inc.	11,565	5,375
*	IQVIA Holdings Inc.	26,016	5,123
	Agilent Technologies Inc.	41,537	4,805
*	Centene Corp.	76,849	4,796
*	Illumina Inc.	22,047	4,336
	ResMed Inc.	20,287	4,276
	GE Healthcare Inc.	51,228	4,073
	Zimmer Biomet Holdings Inc.	29,480	3,754
*	Seagen Inc.	19,175	3,753
	West Pharmaceutical Services Inc.	10,438	3,493
*	Veeva Systems Inc. Class A	19,612	3,250
*	Alnylam Pharmaceuticals Inc.	17,260	3,193
*	Align Technology Inc.	11,046	3,122
*	Horizon Therapeutics plc	31,129	3,114
	Cardinal Health Inc.	36,304	2,988
	Baxter International Inc.	70,793	2,883
	STERIS plc	14,074	2,814
*	Hologic Inc.	34,271	2,704
*	Insulet Corp.	9,725	2,667

		Shares	Market Value ($000)
	Laboratory Corp. of America Holdings	12,482	2,653
	Cooper Cos. Inc.	6,816	2,532
*	BioMarin Pharmaceutical Inc.	26,030	2,263
*	Molina Healthcare Inc.	8,077	2,212
	Quest Diagnostics Inc.	15,623	2,072
	Revvity Inc.	17,685	2,039
*	Exact Sciences Corp.	24,694	2,015
	Bio-Techne Corp.	21,764	1,780
*	Avantor Inc.	86,259	1,720
	Royalty Pharma plc Class A	52,360	1,714
*	Incyte Corp.	25,771	1,586
	Viatris Inc.	171,331	1,568
	Teleflex Inc.	6,551	1,538
*	Penumbra Inc.	5,002	1,537
*	Sarepta Therapeutics Inc.	11,928	1,474
*	QIAGEN NV	31,649	1,429
*	Henry Schein Inc.	18,844	1,393
*	Charles River Laboratories International Inc.	7,151	1,383
*	United Therapeutics Corp.	6,325	1,327
*	Repligen Corp.	7,715	1,296
*	Neurocrine Biosciences Inc.	13,529	1,211
	Universal Health Services Inc. Class B	8,650	1,143
*	Jazz Pharmaceuticals plc	8,758	1,122
*	Bio-Rad Laboratories Inc. Class A	2,987	1,115
	Chemed Corp.	2,040	1,089
	DENTSPLY SIRONA Inc.	29,905	1,080
*	Masimo Corp.	6,624	1,072
*	Tenet Healthcare Corp.	14,823	1,055
	Bruker Corp.	15,155	1,047
*	Novocure Ltd.	14,411	1,035
*	Catalent Inc.	25,174	937
*	Acadia Healthcare Co. Inc.	12,418	877
*	Exelixis Inc.	44,467	857
	Encompass Health Corp.	13,658	847
*	Ionis Pharmaceuticals Inc.	19,683	805
*	DaVita Inc.	7,861	736
*	agilon health Inc.	36,616	728
*	Envista Holdings Corp.	22,707	724
*	10X Genomics Inc. Class A	13,206	693
	Organon & Co.	35,418	687
*	Natera Inc.	13,702	645
	Perrigo Co. plc	18,619	595
*	Syneos Health Inc.	14,283	594
*	QuidelOrtho Corp.	6,891	587
*	Globus Medical Inc. Class A	10,634	576
*	Elanco Animal Health Inc. (XNYS)	62,011	505
*	Doximity Inc. Class A	16,155	495
*	ICU Medical Inc.	2,806	491
*	Teladoc Health Inc.	19,892	460
*	Guardant Health Inc.	15,396	451
*	Ultragenyx Pharmaceutical Inc.	9,083	448
*	Azenta Inc.	9,655	418
	Premier Inc. Class A	16,388	410
*	Integra LifeSciences Holdings Corp.	10,112	384
*	Enovis Corp.	6,915	365
*	Certara Inc.	16,977	353
*	Amedisys Inc.	4,395	334
*	Mirati Therapeutics Inc.	6,572	244

		Shares	Market Value ($000)
*	Tandem Diabetes Care Inc.	8,786	228
*	Sotera Health Co.	14,124	199
*	Maravai LifeSciences Holdings Inc. Class A	14,768	190
*,1	Ginkgo Bioworks Holdings Inc.	117,765	186
*,1	Novavax Inc.	11,120	90
*	Enhabit Inc.	6,953	75
			698,891
Industrials (12.3%)
	Visa Inc. Class A	228,659	50,541
	Mastercard Inc. Class A	119,689	43,689
	Accenture plc Class A	89,063	27,246
	Raytheon Technologies Corp.	206,756	19,051
	Honeywell International Inc.	94,791	18,162
	United Parcel Service Inc. Class B (XNYS)	103,375	17,264
	Union Pacific Corp.	86,406	16,635
*	Boeing Co.	77,956	16,036
	General Electric Co.	152,464	15,480
	Caterpillar Inc.	73,190	15,059
	Lockheed Martin Corp.	32,009	14,212
	American Express Co.	83,397	13,223
	Deere & Co.	38,153	13,200
	Automatic Data Processing Inc.	58,717	12,271
*	PayPal Holdings Inc.	160,155	9,928
	Eaton Corp. plc	56,147	9,876
	Illinois Tool Works Inc.	42,923	9,389
*	Fiserv Inc.	82,751	9,284
	CSX Corp.	296,015	9,079
	Northrop Grumman Corp.	20,265	8,825
	Sherwin-Williams Co.	33,697	7,676
	3M Co.	77,378	7,220
	FedEx Corp.	32,930	7,178
	General Dynamics Corp.	34,230	6,989
	Norfolk Southern Corp.	32,026	6,667
	Emerson Electric Co.	79,782	6,197
	Parker-Hannifin Corp.	18,033	5,779
	Johnson Controls International plc	96,766	5,777
	Cintas Corp.	12,184	5,753
	TransDigm Group Inc.	7,242	5,603
	Capital One Financial Corp.	53,480	5,573
	Trane Technologies plc	32,267	5,267
	PACCAR Inc.	71,830	4,940
	Carrier Global Corp.	117,661	4,812
	Verisk Analytics Inc. Class A	21,823	4,782
	Paychex Inc.	45,345	4,758
	AMETEK Inc.	32,435	4,705
	L3Harris Technologies Inc.	26,678	4,693
	Otis Worldwide Corp.	58,692	4,667
*	Block Inc. (XNYS)	75,598	4,565
	Fidelity National Information Services Inc.	83,445	4,554
	Rockwell Automation Inc.	16,157	4,501
	PPG Industries Inc.	33,077	4,343
	DuPont de Nemours Inc.	64,541	4,337
	Old Dominion Freight Line Inc.	13,892	4,313
	WW Grainger Inc.	6,344	4,117
*	Mettler-Toledo International Inc.	3,093	4,089
*	Keysight Technologies Inc.	25,171	4,073
	Cummins Inc.	19,752	4,038
	Vulcan Materials Co.	18,601	3,637

		Shares	Market Value ($000)
	Global Payments Inc.	36,800	3,595
	Equifax Inc.	17,089	3,565
	Quanta Services Inc.	19,978	3,548
	Martin Marietta Materials Inc.	8,755	3,485
	Xylem Inc.	33,107	3,317
	United Rentals Inc.	9,815	3,276
	Fortive Corp.	49,996	3,255
	Ingersoll Rand Inc. (XYNS)	57,354	3,250
*	Fair Isaac Corp.	3,421	2,695
	Dover Corp.	19,689	2,625
*	Teledyne Technologies Inc.	6,534	2,539
	Expeditors International of Washington Inc.	22,178	2,446
*	Builders FirstSource Inc.	20,414	2,367
	Westinghouse Air Brake Technologies Corp.	25,507	2,363
*	FleetCor Technologies Inc.	10,095	2,287
	Howmet Aerospace Inc.	52,285	2,235
	Ball Corp.	43,520	2,227
	IDEX Corp.	10,712	2,133
	Hubbell Inc. Class B	7,481	2,113
*	Waters Corp.	8,343	2,096
	Amcor plc	208,615	2,011
	Jacobs Solutions Inc.	17,738	1,944
	JB Hunt Transport Services Inc.	11,633	1,942
	TransUnion	26,892	1,936
*	Zebra Technologies Corp. Class A	7,301	1,917
	Synchrony Financial	61,325	1,899
	Booz Allen Hamilton Holding Corp. Class A	18,287	1,839
	Snap-on Inc.	7,363	1,832
	Textron Inc.	29,463	1,823
*	Axon Enterprise Inc.	9,441	1,821
	Graco Inc.	23,739	1,816
	Nordson Corp.	8,071	1,759
*	Trimble Inc.	34,891	1,628
	Packaging Corp. of America	12,885	1,598
	Jack Henry & Associates Inc.	10,277	1,571
	Stanley Black & Decker Inc.	20,915	1,568
	Carlisle Cos. Inc.	7,285	1,548
	Masco Corp.	32,002	1,546
	CH Robinson Worldwide Inc.	16,256	1,537
	Watsco Inc.	4,608	1,495
	RPM International Inc.	18,150	1,448
	Toro Co.	14,796	1,448
	AECOM	18,422	1,438
*	Bill Holdings Inc.	13,797	1,429
	Owens Corning	13,076	1,390
	Cognex Corp.	24,222	1,331
	Lincoln Electric Holdings Inc.	7,813	1,326
	Allegion plc	12,226	1,281
	HEICO Corp. Class A	10,489	1,278
	Pentair plc	22,952	1,273
	Crown Holdings Inc.	16,215	1,236
	Lennox International Inc.	4,458	1,228
*	WillScot Mobile Mini Holdings Corp.	28,415	1,224
	Knight-Swift Transportation Holdings Inc.	21,773	1,197
	Regal Rexnord Corp.	9,151	1,189
	A O Smith Corp.	17,679	1,130
	Huntington Ingalls Industries Inc.	5,494	1,106
	Fortune Brands Innovations Inc.	18,011	1,089

		Shares	Market Value ($000)
	HEICO Corp.	6,720	1,039
	AptarGroup Inc.	9,123	1,026
*	WEX Inc.	6,140	1,018
	Graphic Packaging Holding Co.	42,571	1,017
	Tetra Tech Inc.	7,322	1,007
	Donaldson Co. Inc.	17,176	1,005
	nVent Electric plc	23,059	1,000
	Westrock Co.	35,356	990
*	Middleby Corp.	7,464	985
*	Paylocity Holding Corp.	5,701	985
	Robert Half International Inc.	15,015	976
	Berry Global Group Inc.	16,945	969
	AGCO Corp.	8,663	955
*	Generac Holdings Inc.	8,697	947
	Genpact Ltd.	25,152	925
*	TopBuild Corp.	4,505	908
*	Axalta Coating Systems Ltd.	30,806	894
	Sensata Technologies Holding plc	21,424	890
	ITT Inc.	11,631	886
	Landstar System Inc.	5,040	884
*	FTI Consulting Inc.	4,698	883
*	MasTec Inc.	8,704	882
	Woodward Inc.	8,206	865
	Littelfuse Inc.	3,371	863
	WESCO International Inc.	6,226	855
	Curtiss-Wright Corp.	5,345	845
	Advanced Drainage Systems Inc.	8,657	838
*	GXO Logistics Inc.	14,712	823
	MDU Resources Group Inc.	28,147	821
	Eagle Materials Inc.	5,015	817
	Sonoco Products Co.	13,575	813
*	Trex Co. Inc.	15,272	784
	Brunswick Corp.	10,337	780
	MKS Instruments Inc.	7,942	773
	Sealed Air Corp.	20,335	770
	Valmont Industries Inc.	2,935	770
	BWX Technologies Inc.	12,734	768
*	Euronet Worldwide Inc.	6,588	734
	MSA Safety Inc.	5,152	709
	Acuity Brands Inc.	4,551	686
	Oshkosh Corp.	9,161	676
*	Mohawk Industries Inc.	7,326	674
*	XPO Inc.	14,279	670
	Vontier Corp.	21,857	648
	Allison Transmission Holdings Inc.	12,829	607
*	Kirby Corp.	8,302	594
	Louisiana-Pacific Corp.	10,123	592
	Flowserve Corp.	18,168	591
	Western Union Co.	51,540	587
	MSC Industrial Direct Co. Inc. Class A	6,442	579
	Air Lease Corp. Class A	14,471	550
	Ryder System Inc.	6,901	544
	Silgan Holdings Inc.	11,710	527
	ManpowerGroup Inc.	7,143	501
	Crane Co.	6,518	474
	Esab Corp.	7,995	469
*	Affirm Holdings Inc.	30,964	460
*	Shift4 Payments Inc. Class A	7,035	441

		Shares	Market Value ($000)
	Armstrong World Industries Inc.	6,415	401
*	AZEK Co. Inc. Class A	16,638	387
	Spirit AeroSystems Holdings Inc. Class A	14,282	380
	Crane NXT Co.	6,518	343
*	RXO Inc.	16,008	334
*	Mercury Systems Inc.	6,872	279
*	Core & Main Inc. Class A	10,316	276
	Schneider National Inc. Class B	8,160	212
*	Gates Industrial Corp. plc	17,709	208
*	Masterbrand Inc.	18,011	187
	ADT Inc.	29,692	169
*	Hayward Holdings Inc.	10,391	113
	Ardagh Metal Packaging SA	21,403	77
*	Ardagh Group SA	2,011	16
			666,492
Real Estate (2.9%)
	Prologis Inc.	129,303	16,105
	American Tower Corp.	65,201	12,026
	Equinix Inc.	12,976	9,674
	Crown Castle Inc.	60,639	6,865
	Public Storage	21,980	6,227
	Realty Income Corp.	87,928	5,226
	Welltower Inc.	66,377	4,952
	Simon Property Group Inc.	45,953	4,832
*	CoStar Group Inc.	56,838	4,513
	VICI Properties Inc.	141,147	4,366
	Digital Realty Trust Inc.	40,036	4,102
	AvalonBay Communities Inc.	19,645	3,418
	SBA Communications Corp. Class A	14,983	3,323
*	CBRE Group Inc. Class A	44,308	3,320
	Equity Residential	52,007	3,162
	Weyerhaeuser Co.	103,774	2,974
	Invitation Homes Inc.	86,031	2,915
	Alexandria Real Estate Equities Inc.	24,216	2,748
	Extra Space Storage Inc.	18,662	2,692
	Ventas Inc.	56,242	2,426
	Mid-America Apartment Communities Inc.	16,176	2,379
	Iron Mountain Inc.	40,713	2,175
	Sun Communities Inc.	17,152	2,172
	WP Carey Inc.	29,434	2,042
	Essex Property Trust Inc.	9,059	1,957
	UDR Inc.	46,287	1,836
	Gaming and Leisure Properties Inc.	34,593	1,665
	Host Hotels & Resorts Inc.	100,311	1,665
	Kimco Realty Corp.	85,745	1,576
	Equity LifeStyle Properties Inc.	24,798	1,566
	Healthpeak Properties Inc.	77,541	1,548
	Camden Property Trust	14,460	1,511
	Rexford Industrial Realty Inc.	27,612	1,503
	Life Storage Inc.	11,760	1,498
	American Homes 4 Rent Class A	42,840	1,469
	CubeSmart	31,710	1,409
	Regency Centers Corp.	23,893	1,344
	Americold Realty Trust Inc.	37,470	1,098
	NNN REIT Inc.	25,549	1,087
	Lamar Advertising Co. Class A	12,062	1,084
	Boston Properties Inc.	22,254	1,083
	Federal Realty Investment Trust	11,201	988

		Shares	Market Value ($000)
	Healthcare Realty Trust Inc. Class A	52,824	983
	Omega Healthcare Investors Inc.	32,797	978
	First Industrial Realty Trust Inc.	18,368	955
	EastGroup Properties Inc.	5,734	944
*	Zillow Group Inc. Class C	20,706	944
*	Jones Lang LaSalle Inc.	6,659	934
	Brixmor Property Group Inc.	41,534	832
	Spirit Realty Capital Inc.	19,271	753
	Apartment Income REIT Corp.	21,537	747
[1]	Medical Properties Trust Inc.	82,925	684
	Rayonier Inc.	20,304	595
	National Storage Affiliates Trust	12,291	450
	EPR Properties	10,650	444
	Kilroy Realty Corp.	16,209	440
*	Zillow Group Inc. Class A	9,737	436
	Cousins Properties Inc.	21,761	433
	Park Hotels & Resorts Inc.	31,941	413
*	Howard Hughes Corp.	5,348	399
	Vornado Realty Trust	24,465	332
	Highwoods Properties Inc.	14,150	293
	Douglas Emmett Inc.	23,427	272
	JBG SMITH Properties	15,032	213
[1]	SL Green Realty Corp.	8,951	207
*	Opendoor Technologies Inc.	66,081	174
	Hudson Pacific Properties Inc.	19,620	92
*,1	WeWork Inc. Class A	33,170	6
			154,474
Technology (31.0%)
	Apple Inc.	2,114,007	374,708
	Microsoft Corp.	1,052,455	345,616
	NVIDIA Corp.	332,775	125,902
*	Alphabet Inc. Class A	846,215	103,974
*	Alphabet Inc. Class C	735,496	90,738
*	Meta Platforms Inc. Class A	312,959	82,847
	Broadcom Inc.	55,572	44,900
*	Salesforce Inc.	135,428	30,252
*	Adobe Inc.	64,304	26,866
*	Advanced Micro Devices Inc.	227,115	26,847
	Oracle Corp.	214,936	22,770
	Texas Instruments Inc.	127,650	22,196
	Intel Corp.	582,739	18,321
	QUALCOMM Inc.	157,644	17,878
	International Business Machines Corp.	126,467	16,262
	Intuit Inc.	38,729	16,232
	Applied Materials Inc.	118,343	15,775
*	ServiceNow Inc.	28,494	15,523
	Analog Devices Inc.	71,093	12,633
	Lam Research Corp.	18,942	11,682
	Micron Technology Inc.	152,689	10,413
*	Synopsys Inc.	21,436	9,753
*	Palo Alto Networks Inc.	41,764	8,912
*	Cadence Design Systems Inc.	38,294	8,842
	KLA Corp.	19,459	8,620
*	Snowflake Inc. Class A	43,551	7,202
	Marvell Technology Inc.	119,206	6,972
	Roper Technologies Inc.	14,848	6,744
	Amphenol Corp. Class A	82,327	6,212
*	Fortinet Inc.	90,663	6,195

		Shares	Market Value ($000)
*	Autodesk Inc.	30,520	6,085
*	Workday Inc. Class A	28,134	5,964
	Microchip Technology Inc.	74,716	5,623
*	ON Semiconductor Corp.	60,980	5,098
*	Crowdstrike Holdings Inc. Class A	30,341	4,858
	Cognizant Technology Solutions Corp. Class A	72,193	4,511
*	VMware Inc. Class A	29,881	4,072
	HP Inc.	137,531	3,997
*	ANSYS Inc.	12,244	3,962
*	Palantir Technologies Inc. Class A	259,363	3,815
*	Atlassian Corp. Ltd. Class A	20,502	3,707
*	Gartner Inc.	10,741	3,683
*	Datadog Inc. Class A	37,373	3,547
*	HubSpot Inc.	6,537	3,386
	CDW Corp.	19,028	3,267
	Corning Inc.	102,910	3,171
	Monolithic Power Systems Inc.	6,449	3,159
*	VeriSign Inc.	12,961	2,894
*	Cloudflare Inc. Class A	39,991	2,766
*	MongoDB Inc. Class A	9,375	2,754
	Hewlett Packard Enterprise Co.	181,155	2,612
*	Zoom Video Communications Inc. Class A	34,639	2,325
	Skyworks Solutions Inc.	22,431	2,322
*	Tyler Technologies Inc.	5,826	2,313
*	DoorDash Inc. Class A	34,977	2,284
*	Splunk Inc.	22,738	2,258
	Teradyne Inc.	22,185	2,223
	Entegris Inc.	20,768	2,186
	NetApp Inc.	30,631	2,032
	Paycom Software Inc.	7,231	2,026
*	Akamai Technologies Inc.	21,832	2,011
*	Pinterest Inc. Class A	83,705	2,004
*	PTC Inc.	14,899	2,002
*	EPAM Systems Inc.	7,759	1,991
*	Okta Inc.	21,151	1,923
*	Western Digital Corp.	44,388	1,719
*	Twilio Inc. Class A	24,566	1,710
	SS&C Technologies Holdings Inc.	31,101	1,709
	Jabil Inc.	18,322	1,640
*	GoDaddy Inc. Class A	21,841	1,603
*	Zscaler Inc.	11,789	1,597
*	Manhattan Associates Inc.	8,746	1,587
*	DocuSign Inc. Class A	28,008	1,580
	Amdocs Ltd.	16,550	1,559
*	Dynatrace Inc.	30,224	1,541
*	Lattice Semiconductor Corp.	18,927	1,539
	Dell Technologies Inc. Class C	33,264	1,491
	Leidos Holdings Inc.	18,999	1,483
*	Qorvo Inc.	14,098	1,371
*	Match Group Inc.	39,260	1,354
	Gen Digital Inc. (XNGS)	76,959	1,350
*	Black Knight Inc.	21,533	1,244
*	F5 Inc.	8,293	1,224
*	Ceridian HCM Holding Inc.	19,071	1,180
*	Pure Storage Inc. Class A	40,404	1,163
	Bentley Systems Inc. Class B	23,484	1,146
	KBR Inc.	19,338	1,141
	National Instruments Corp.	18,243	1,054

		Shares	Market Value ($000)
*	Globant SA	5,676	1,043
*	Arrow Electronics Inc.	8,185	1,037
*	Unity Software Inc.	33,279	989
*	CACI International Inc. Class A	3,234	968
*	Guidewire Software Inc.	11,635	965
*	Nutanix Inc. Class A	32,323	957
*	ZoomInfo Technologies Inc. Class A	38,324	948
*	UiPath Inc. Class A	52,451	938
*	Smartsheet Inc. Class A	18,043	895
	Universal Display Corp.	6,025	888
*	Dropbox Inc. Class A	38,156	878
	Vertiv Holdings Co. Class A	43,271	835
*	Wolfspeed Inc.	17,301	831
*	DXC Technology Co.	32,066	803
*	Elastic NV	10,695	779
*	AppLovin Corp. Class A	30,511	763
	Science Applications International Corp.	7,770	756
*	Toast Inc. Class A	36,012	755
	Dolby Laboratories Inc. Class A	8,347	689
*	Teradata Corp.	14,180	664
*	Five9 Inc.	9,896	654
*	Aspen Technology Inc.	3,750	615
*	Procore Technologies Inc.	10,148	614
*	IAC Inc.	10,919	610
*	Coherent Corp.	16,360	605
*	Cirrus Logic Inc.	7,758	603
*	Wix.com Ltd.	7,841	598
*	SentinelOne Inc. Class A	27,645	591
	TD SYNNEX Corp.	6,546	585
*	Confluent Inc. Class A	17,788	565
	Avnet Inc.	12,460	546
	Concentrix Corp.	6,010	527
*	New Relic Inc.	7,381	520
*,1	GLOBALFOUNDRIES Inc.	8,841	516
*	IPG Photonics Corp.	4,656	514
*	Clarivate plc	65,847	514
*	DoubleVerify Holdings Inc.	12,480	435
*	RingCentral Inc. Class A	12,183	423
*	NCR Corp.	17,514	415
*	Kyndryl Holdings Inc.	29,270	368
	Dun & Bradstreet Holdings Inc.	36,244	362
*	Allegro MicroSystems Inc.	9,031	355
*	Alteryx Inc. Class A	8,234	321
	Pegasystems Inc.	5,856	283
*	nCino Inc.	10,059	277
*	CCC Intelligent Solutions Holdings Inc.	24,258	265
*	Paycor HCM Inc.	8,318	183
*	Jamf Holding Corp.	9,342	172
*	Thoughtworks Holding Inc.	12,113	100
*	Informatica Inc. Class A	4,888	86
*	Definitive Healthcare Corp. Class A	4,751	46
			1,678,252
Telecommunications (2.3%)
	Cisco Systems Inc.	578,104	28,714
	Comcast Corp. Class A	588,588	23,161
	Verizon Communications Inc.	590,950	21,056
	AT&T Inc.	1,006,490	15,832
*	T-Mobile US Inc.	82,498	11,323

		Shares	Market Value ($000)
	Motorola Solutions Inc.	23,152	6,527
*	Arista Networks Inc.	34,601	5,755
*	Charter Communications Inc. Class A	14,820	4,833
	Juniper Networks Inc.	44,546	1,353
*	Liberty Broadband Corp. Class C	16,532	1,225
*	Roku Inc.	17,293	1,006
*	Ciena Corp.	20,745	970
*	Lumentum Holdings Inc.	9,600	508
*	Frontier Communications Parent Inc.	34,133	508
	Cable One Inc.	824	504
*	ViaSat Inc.	10,332	461
	Lumen Technologies Inc.	143,295	284
*	DISH Network Corp. Class A	34,844	224
*	Liberty Broadband Corp. Class A	2,621	194
	Ubiquiti Inc.	621	101
*	Altice USA Inc. Class A	31,139	80
			124,619
Utilities (2.8%)
	NextEra Energy Inc.	279,408	20,525
	Southern Co.	152,736	10,653
	Duke Energy Corp.	108,137	9,656
	Waste Management Inc.	57,668	9,338
	Sempra Energy (XNYS)	44,194	6,343
	American Electric Power Co. Inc.	72,406	6,018
	Dominion Energy Inc.	116,823	5,874
	Exelon Corp.	139,772	5,542
	Xcel Energy Inc.	76,449	4,991
	Consolidated Edison Inc.	49,950	4,660
	Public Service Enterprise Group Inc.	69,940	4,179
	Republic Services Inc. Class A	29,010	4,109
	American Water Works Co. Inc.	27,095	3,914
*	PG&E Corp.	230,911	3,912
	WEC Energy Group Inc.	44,279	3,868
	Constellation Energy Corp.	45,878	3,855
	Edison International	52,857	3,569
	Eversource Energy	48,451	3,354
	Ameren Corp.	36,096	2,926
	DTE Energy Co.	27,141	2,920
	FirstEnergy Corp.	76,308	2,853
	Entergy Corp.	28,576	2,806
	PPL Corp.	103,626	2,715
	CenterPoint Energy Inc.	88,709	2,502
	CMS Energy Corp.	40,715	2,361
	Atmos Energy Corp.	20,059	2,312
	AES Corp.	93,969	1,855
	Alliant Energy Corp.	35,578	1,831
	Evergy Inc.	31,458	1,820
	NiSource Inc.	57,811	1,555
	Essential Utilities Inc.	32,871	1,339
	Vistra Corp.	55,174	1,322
	Pinnacle West Capital Corp.	15,770	1,219
	NRG Energy Inc.	29,929	1,011
*	Clean Harbors Inc.	7,106	998
	OGE Energy Corp.	27,749	979
	UGI Corp.	29,196	817
	IDACORP Inc.	7,006	729
	National Fuel Gas Co.	12,232	623
	Brookfield Renewable Corp. Class A	17,767	597

		Shares	Market Value ($000)
	Hawaiian Electric Industries Inc.	15,073	541
*	Stericycle Inc.	12,775	538
*	Sunrun Inc.	29,585	522
	Avangrid Inc.	9,852	370
			154,421
Total Common Stocks (Cost $4,169,488)			5,400,234
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $7,415)	74,173	7,416
Total Investments (100.0%) (Cost $4,176,903)			5,407,650
Other Assets and Liabilities—Net (0.0%)			1,109
Net Assets (100%)			5,408,759
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,816,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,300,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	40	8,381	72
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,400,218	16	—	5,400,234
Temporary Cash Investments	7,416	—	—	7,416
Total	5,407,634	16	—	5,407,650
Derivative Financial Instruments
Assets
Futures Contracts[1]	72	—	—	72
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.